FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$435	$-	$-	$435
Corporate bonds	-	638	-	638
Equity fund	168	-	-	168
Foreign currency derivative contracts	-	42	-	42

Total financial assets	$603	$680	$-	$1,283

Liabilities:
Contingent consideration	$-	$-	$1,046	$1,046

Total financials liabilities	$-	$-	$1,046	$1,046

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$427	$-	$-	$427
Corporate bonds	-	237	-	237
Equity fund	226	-	-	226
Foreign currency derivative contracts	-	156	-	156

Total financial assets	$653	$393	$-	$1,046

Liabilities:
Contingent consideration	$-	$-	$1,942	$1,942

Total financials liabilities	$-	$-	$1,942	$1,942

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2011	2012

Opening balance	$480	$1,046
Increase in contingent consideration	750	1,192
Decrease in contingent consideration due to settlement	(225)	(315)
Amortization of interest	41	19

Closing balance	$1,046	$1,942